THE ADVISORS' INNER CIRCLE FUND II

CHAMPLAIN SMALL COMPANY FUND

ADVISOR SHARES
Ticker Symbol: CIPSX

INSTITUTIONAL SHARES
Ticker Symbol: CIPNX






SUMMARY PROSPECTUS
11.28.17

INVESTMENT ADVISER:
CHAMPLAIN INVESTMENT PARTNERS, LLC

Before you invest, you may want to review the Fund's complete prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at https://cipvt.com/small-cap-mutual-fund.html. You can also get this information at no cost by calling 1.866.773.3238, by sending an e-mail request to champlainfund@seic.com, or by asking any financial intermediary that offers shares of the Fund. The Fund's prospectus and statement of additional information, both dated November 28, 2017, as they may be amended from time to time, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website, phone number or e-mail address noted above.

INVESTMENT OBJECTIVE

The Champlain Small Company Fund (the "Small Company Fund" or the "Fund") seeks capital appreciation.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

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                                                                                     ADVISOR SHARES         INSTITUTIONAL SHARES
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
Management Fees                                                                           0.83%                    0.83%
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Distribution (12b-1) Fees                                                                 0.25%                    None
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Other Expenses                                                                            0.25%                    0.23%
                                                                                         -------                  -------
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Total Annual Fund Operating Expenses                                                      1.33%                    1.06%
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Less Fee Reductions and/or Expense Reimbursements(1)                                     (0.03)%                  (0.01)%
                                                                                         -------                  -------
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense                  1.30%                    1.05%
Reimbursements
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

(1) Champlain Investment Partners, LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and non-routine expenses (collectively, "excluded expenses")) from exceeding 1.30% and 1.05% of the average daily net assets of the Advisor Shares and the Institutional Shares, respectively, until November 30, 2018. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense caps, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense caps to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety
     (90) days' prior written notice to the Trust, effective as of the close of business on November 30, 2018.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                         1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Advisor Shares            $132         $418         $726        $1,599
--------------------------------------------------------------------------------
Institutional Shares      $107         $336         $584        $1,293
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of small companies. For purposes of this policy, a small company is a company that, at the time of initial purchase, has a market capitalization of less than $2.5 billion or is included in the Russell 2000 Index or S&P SmallCap 600 Index. The Fund seeks capital appreciation by investing mainly in common stocks of small companies that the Adviser believes have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. Through the consistent execution of a fundamental bottom-up investment process, which focuses on an analysis of individual companies, the Adviser expects to identify a diversified universe of small companies which trade at a discount to their estimated or intrinsic fair values. As such, the Adviser seeks to mitigate company specific risk by limiting position sizes to 5% of the Fund's total assets at market value. The Adviser may sell a security when it reaches the Adviser's estimate of its fair value or when information about a security invalidates the Adviser's basis for making the investment. The

1 | CHAMPLAIN INVESTMENT PARTNERS

Adviser may also sell a security when its market capitalization exceeds $3 billion, although the Fund may hold a security whose market capitalization exceeds $3 billion if it has not reached the Adviser's estimate of its fair value. Additionally, the Adviser may also sell securities in order to maintain the 5% limit on position sizes or when exposure to a sector exceeds the Adviser's sector weight rules, which require that each of the five major sectors (healthcare, consumer, technology, industrial and financial) represent
(i) no more than the greater of 25% of the Fund's total assets or 125% of the sector's weighting in the S&P SmallCap 600 Index; and (ii) no less than 75% of the sector's weighting in the S&P SmallCap 600 Index. The Fund is broadly diversified and seeks to create value primarily through favorable stock selection.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund.
A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

MARKET RISK -- The prices of and the income generated by the Fund's securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

ACTIVE MANAGEMENT RISK -- The Fund is subject to the risk that the Adviser's judgments about the attractiveness, value, or potential appreciation of the Fund's investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SMALL-CAPITALIZATION COMPANY RISK -- The Fund is also subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. The small-capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's Advisor Shares' performance from year to year for the past 10 years and by showing how the Fund's Advisor Shares' average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance.

The Fund's Institutional Shares do not have a full calendar year of performance and, therefore, the Fund's Institutional Shares' performance information is not presented. The Institutional Shares would have substantially similar performance as the Advisor Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of the Institutional Shares are lower than the expenses of the Advisor Shares.

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.cipvt.com or by calling 1.866.773.3238.

                  [BAR CHART OMITTED - PLOT POINTS AS FOLLOWS]

10.84%  (24.04)%  23.86%  24.30%  3.88%  10.66%  36.21%  4.07%  -1.21%  28.03%         BEST QUARTER
--------------------------------------------------------------------------------           17.87%
 2007     2008     2009    2010   2011    2012    2013   2014    2015     2016           (06.30.09)
                                                                                        -------------
                                                                                        WORST QUARTER
                                                                                           -23.44%
                                                                                          (12.31.08)

The performance information shown above is based on a calendar year. The Fund's Advisor Shares' performance from 01.01.17 to 09.30.17 was 8.56%.

2 | CHAMPLAIN INVESTMENT PARTNERS


<PAGE

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 12.31.16

This table compares the Fund's average annual total returns for the periods ended December 31, 2016 to those of an appropriate broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    SINCE INCEPTION
                                                                           1 YEAR       5 YEARS        10 YEARS       (11.30.04)
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FUND RETURNS BEFORE TAXES                                                  28.03%        14.69%         10.33%          10.72%
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FUND RETURNS AFTER TAXES ON DISTRIBUTIONS                                  27.24%        13.03%          9.11%           9.60%
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FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES          16.54%        11.49%          8.20%           8.67%
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RUSSELL 2000 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)     21.31%        14.46%          7.07%           7.96%
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

INVESTMENT ADVISER

Champlain Investment Partners, LLC

PORTFOLIO MANAGERS

------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO MANAGER           POSITION WITH THE ADVISER                                        YEARS OF EXPERIENCE WITH THE FUND
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Scott T. Brayman            Chief Investment Officer of Small and Mid Cap Strategies/        Since Inception (2004)
                            Managing Partner
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Corey N. Bronner            Senior Member of the Investment Team/Partner                     Since 2010
------------------------------------------------------------------------------------------------------------------------------------
Joseph M. Caligiuri         Senior Member of the Investment Team                             Since 2010
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Joseph J. Farley            Senior Member of the Investment Team/Partner                     Since 2014
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Erik C. Giard-Chase         Senior Member of the Investment Team                             Since 2009
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Robert D. Hallisey          Senior Member of the Investment Team                             Since 2016
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Andrew J. Hanson            Senior Member of the Investment Team                             Since 2010
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Finn R. McCoy               Head Trader/Partner                                              Since 2008
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

PURCHASE AND SALE OF FUND SHARES

To purchase Advisor Shares of the Fund for the first time, you must invest at least $10,000 ($3,000 for IRAs). To purchase Institutional Shares of the Fund for the first time, you must invest at least $1,000,000. There is no minimum for subsequent investments. The Fund may accept investments of smaller amounts in its sole discretion.

If you own your shares directly, you may redeem your shares on any day that the New York Stock Exchange (the "NYSE") is open for business (a "Business Day") by contacting the Fund directly by mail at: Champlain Funds, P.O. Box 219009, Kansas City, Missouri 64121-9009 (Express Mail Address: Champlain Funds, c/o DST Systems, Inc., 430 West 7th Street, Kansas City, Missouri 64105) or telephone at 1.866.773.3238.

If you own your shares through an account with a broker or other institution, contact that broker or other institution to redeem your shares. Your broker or financial intermediary may charge a fee for its services in addition to the fees charged by the Fund.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or IRA, in which case your distribution will be taxed when withdrawn from the tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.


3 | CHAMPLAIN INVESTMENT PARTNERS                                CSC-SM-001-0800